SP Funds Dow Jones Global Sukuk ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Sukuk - 42.8%
Airlines - 1.1%
Unity 1 Sukuk Ltd.
3.860%, 11/30/21	$299,000	$304,038

Banks - 14.0%
AHB Sukuk Co. Ltd.
4.375%, 9/19/23	200,000	215,820
Boubyan Sukuk Ltd.
2.593%, 2/18/25	200,000	205,570
DIB Sukuk Ltd.
3.664%, 2/14/22	200,000	206,097
3.625%, 2/06/23	200,000	208,779
2.950%, 2/20/25	200,000	207,794
2.950%, 1/16/26	200,000	207,750
Fab Sukuk Co. Ltd.
3.625%, 3/05/23	200,000	211,868
3.875%, 1/22/24	400,000	432,226
2.500%, 1/21/25	200,000	208,338
Noor Sukuk Co. Ltd.
4.471%, 4/24/23	200,000	214,000
QIB Sukuk Ltd.
3.251%, 5/23/22	200,000	205,384
3.982%, 3/26/24	200,000	214,828
1.592% (3 Month LIBOR USD + 1.350%), 02/07/25 (1)	200,000	196,004
SIB Sukuk Co. III Ltd.
3.084%, 9/08/21	200,000	203,851
4.231%, 4/18/23	200,000	212,620
2.850%, 6/23/25	200,000	206,500
Warba Sukuk Ltd.
2.982%, 9/24/24	200,000	206,345
		3,763,774
Chemicals - 0.8%
Equate Sukuk SPC Ltd.
3.944%, 2/21/24	200,000	213,244

Commercial Services - 4.0%
DP World Crescent Ltd.
3.908%, 5/31/23	400,000	422,700
4.848%, 9/26/28	200,000	225,500
3.875%, 7/18/29	200,000	211,000
3.750%, 1/30/30	200,000	209,308
		1,068,508

Diversified Financial Services - 1.6%
MAR Sukuk Ltd.
3.025%, 11/13/24	200,000	209,978
QIIB Senior Sukuk Ltd.
4.264%, 3/05/24	200,000	215,990
		425,968
Electric - 11.0%
Saudi Electricity Global Sukuk Co.
4.211%, 4/03/22	400,000	420,104
Saudi Electricity Global Sukuk Co. 2
3.473%, 4/08/23	200,000	211,399
5.060%, 4/08/43	200,000	250,981
Saudi Electricity Global Sukuk Co. 3
4.000%, 4/08/24	400,000	434,636
5.500%, 4/08/44	200,000	261,154
Saudi Electricity Global Sukuk Co. 4
4.222%, 1/27/24	200,000	217,818
4.723%, 9/27/28	400,000	472,657
Tabreed Sukuk SPC Ltd.
5.500%, 10/31/25	200,000	229,554
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26	200,000	215,676
4.851%, 11/01/28	200,000	238,286
		2,952,265
Food - 0.8%
Almarai Sukuk Ltd.
4.311%, 3/05/24	200,000	214,826

Investment Companies - 0.8%
Senaat Sukuk Ltd.
4.760%, 12/05/25	200,000	223,650

Real Estate - 7.0%
Aldar Sukuk Ltd.
4.750%, 9/29/25	200,000	222,600
Aldar Sukuk No. 2 Ltd.
3.875%, 10/22/29	200,000	214,512
Emaar Sukuk Ltd.
3.635%, 9/15/26	200,000	193,670
3.875%, 9/17/29	200,000	189,076
EMG SUKUK Ltd.
4.564%, 6/18/24	200,000	208,212
Esic Sukuk Ltd.
3.939%, 7/30/24	200,000	200,636
MAF Sukuk Ltd.
4.500%, 11/03/25	200,000	215,825
4.638%, 5/14/29	200,000	218,115
3.933%, 2/28/30	200,000	206,504
		1,869,150

Telecommunications - 1.7%
Axiata SPV2 Bhd.
4.357%, 3/24/26	200,000	229,764
Saudi Telecom Co.
3.890%, 5/13/29	200,000	228,957
		458,721
Total Corporate Sukuk
(Cost $11,346,576)		11,494,144

Foreign Government Sukuk - 55.8%
Multi-National - 14.0%
APICORP Sukuk Ltd.
3.141%, 11/01/22	200,000	209,300
IDB Trust Services Ltd.
3.287%, 11/26/21	200,000	206,893
2.263%, 12/07/21	200,000	204,034
2.393%, 4/12/22	400,000	411,601
2.261%, 9/26/22	200,000	206,673
3.100%, 3/15/23	400,000	424,191
3.389%, 9/26/23	400,000	432,166
2.843%, 4/25/24	400,000	426,701
1.957%, 10/02/24	400,000	415,132
1.809%, 2/26/25	400,000	416,219
0.908%, 6/25/25	400,000	401,208
		3,754,118
Sovereign - 41.8%
Hong Kong Sukuk 2017 Ltd.
3.132%, 2/28/27	200,000	220,171
KSA Sukuk Ltd.
2.894%, 4/20/22	1,200,000	1,239,017
3.628%, 4/20/27	1,200,000	1,326,115
4.303%, 1/19/29	600,000	699,447
2.969%, 10/29/29	600,000	637,693
Malaysia Sovereign Sukuk Bhd.
3.043%, 4/22/25	200,000	216,968
4.236%, 4/22/45	100,000	128,174
Malaysia Sukuk Global Bhd.
3.179%, 4/27/26	200,000	222,024
4.080%, 4/27/46	200,000	253,104
Perusahaan Penerbit SBSN Indonesia III
3.400%, 3/29/22	200,000	207,515
3.300%, 11/21/22	200,000	209,465
3.750%, 3/01/23	300,000	318,451
3.900%, 8/20/24	200,000	220,063
4.350%, 9/10/24	400,000	447,362
4.325%, 5/28/25	600,000	679,284
2.300%, 6/23/25	200,000	207,500
4.550%, 3/29/26	400,000	461,120
4.150%, 3/29/27	500,000	565,705

4.400%, 3/01/28	400,000	461,534
4.450%, 2/20/29	300,000	350,847
2.800%, 6/23/30	200,000	208,218
3.800%, 6/23/50	200,000	216,834
RAK Capital
3.094%, 3/31/25	200,000	211,531
Sharjah Sukuk Ltd.
3.764%, 9/17/24	200,000	215,749
Sharjah Sukuk Program Ltd.
3.854%, 4/03/26	200,000	218,870
2.942%, 6/10/27	200,000	208,790
4.226%, 3/14/28	200,000	225,766
3.234%, 10/23/29	240,000	254,720
SoQ Sukuk A QSC
3.241%, 1/18/23	400,000	422,097
		11,254,134
Total Foreign Government Sukuk
(Cost $14,643,878)		15,008,252

Total Investments in Securities - 98.6%
(Cost $25,990,454)		26,502,396
Other Assets in Excess of Liabilities - 1.4%		383,677
Total Net Assets - 100.0%		$26,886,073

LIBOR		London Interbank Offered Rate
	(1)	Variable rate security; rate shown is the rate in effect on August 31, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

				Percentage
				of Total
		Portfolio Diversification	Value	Investments
		Saudi Arabia	$10,368,922	39.1%
		United Arab Emerates	7,765,969	29.3
		Indonesia	4,553,898	17.2
		Malaysia	1,503,996	5.7
		Qatar	1,464,281	5.5
		Kuwait	625,159	2.4
		Hong Kong	220,171	0.8
		Total	$26,502,396	100.0%

Summary of Fair Value Exposure at August 31, 2020 (Unaudited)

The SP Funds Dow Jones Global Sukuk ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Corporate Sukuk (1)	$–	$11,494,144	$–	$11,494,144
Foreign Government Sukuk (2)	-	15,008,252	-	15,008,252
Total Investments in Securities	$–	$26,502,396	$–	$26,502,396

(1) See Schedule of Investments for industry breakout.
(2) See Schedules of Investments for the security type breakout.